Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 13, 2024
Capital Group Core Bond Completion Fund - CBCFX
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Group Core Bond Completion Fund
Account Value	$ 9,746	$ 9,838	$ 9,766	$ 10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 9,649	$ 9,810	$ 9,707	$ 10,000